Use of Judgements and Estimates (Policies)	12 Months Ended
Dec. 31, 2018
Use of Judgements and Estimates [abstract]
Critical Accounting Estimates and Assumptions

(a)    Critical Accounting Estimates and Assumptions

Many of the amounts included in the consolidated financial statements require management to make judgements and/or estimates. These judgements and estimates are continuously evaluated and are based on management’s experience and knowledge of the relevant facts and circumstances. Areas where critical accounting estimates and assumptions have the most significant effect on the amounts recognized in the consolidated financial statements include:

Mineral Reserves and Resources and the Life of Mine Plan

We estimate our mineral reserves and mineral resources in accordance with the Canadian Securities Administrators National Instrument 43‑101 Standards of Disclosure for Mineral Projects requirements. Estimates of the quantities of the mineral reserves and mineral resources form the basis for our life of mine plans, which are used for the calculation of depletion expense under the units of production method, impairment tests, and forecasting the timing of the payments related to the environmental rehabilitation provision.

Significant estimation is involved in determining the reserves and resources included within our life of mine plans. Changes in forecast prices of commodities, exchange rates, production costs or recovery rates may result in our life of mine plan being revised and such changes could impact depletion rates, asset carrying values and our environmental rehabilitation provision. As at December 31, 2018 we have used the following long term prices for our reserve and resource estimations:  Gold $1,320/oz, Silver $18.25/oz, Lead $2,270/t and Zinc $2,750/t.

In addition to the estimates above, estimation is involved in determining the percentage of resources ultimately expected to be converted to reserves and hence included in our life of mine plans. Our life of mine plans include a portion of inferred resources as we believe this provides a better estimate of the expected life of mine for certain types of deposits, in particular for vein type structures. The percentage of inferred resources out of the total tonnage included in the life of mine plans is based on site specific geological, technical, and economic considerations. Estimation of future conversion of resources is inherently uncertain and involves judgement and actual outcomes may vary from these judgements and estimates and such changes could have a material impact on the financial results. Some of the key judgements of the estimation process include geological continuity, stationarity in the grades within defined domains, reasonable geotechnical and metallurgical conditions, treatment of outlier (extreme) values, cut-off grade determination and the establishment of geostatistical and search parameters. Revisions to these estimates are accounted for prospectively in the period in which the change in estimate arises. See note 3(g)(i) of these financial statements.

Valuation of Mineral Properties and Exploration Properties

The Company carries its mineral properties at cost less accumulated depletion and any accumulated provision for impairment. The costs of each property and related capitalized expenditures are depleted over the economic life of the property on a units-of-production basis. Costs are charged to the consolidated income statement when a property is abandoned or when there is an impairment.

The Company undertakes a review of the carrying values of mining properties and related expenditures whenever events or changes in circumstances indicate that their carrying values may exceed their estimated net recoverable amounts determined by reference to estimated future operating results and discounted net cash flows. Where previous impairment has been recorded the Company analyzes any impairment reversal indicators. An impairment loss is recognized when the carrying value of those assets is not recoverable. In undertaking this review, management of the Company is required to make significant estimates of, amongst other things, future production and sales volumes, metal prices, foreign exchange rates, mineral resource and reserve quantities, future operating and capital costs to the end of the mine’s life, and reclamation costs. These estimates are subject to various risks and uncertainties which may ultimately have an effect on the expected recoverability of the carrying values of the mining properties and related expenditures.

The Company, from time to time, acquires exploration and development properties. When properties are acquired, the Company must determine the fair value attributable to each of the properties. When the Company conducts exploration on a mineral property and the results from the exploration do not support the carrying value, the property is written down to its new fair value which could have a material effect on the consolidated statement of financial position and the consolidated income statement.

Reclamation and Other Closure Provisions

The Company has obligations for reclamation and other closure activities related to its mining properties. The future obligations for mine closure activities are estimated by the Company using mine closure plans or other similar studies which outline the requirements that will be carried out to meet the obligations. Because the obligations are dependent on the laws and regulations of the countries in which the mines operate, the requirements could change as a result of amendments in the laws and regulations relating to environmental protection and other legislation affecting resource companies. As the estimate of the obligations is based on future expectations, a number of estimates and assumptions are made by management in the determination of closure provisions.

Revenue Recognition

The Company’s sales of metal in concentrates allow for price adjustments based on the market price at the end of the relevant quotational period (QP) stipulated in the contract. These are referred to as provisional pricing arrangments and are such that the selling price for metal in concentrate is based on the prevailing spot price on a specified future date.  At each balance sheet date, the Company estimates the value of the trade receivable using the forward metal prices.  Adjustments to the sale price occurs based on movements in quoted market prices up to the end of the QP. The period between provisional invoicing and the end of the QP can is generally be between one and three months. Any future changes over the QP are embeeded within the provisionally priced trade receivables and are, therefore, within the scope of IFRS 9 and not within the scope of IFRS 15. As such, the provisional price adjustments are accounted for as derivatives and presented separately in Note 24 of these financial statements.

Contingencies

Contingencies can be either possible assets or possible liabilities arising from past events which, by their nature, will only be resolved when one or more future events not within our control occur or fail to occur. The assessment of such contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings or regulatory or government actions that may negatively impact our business or operations, the Company with assistance from its legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims or actions.

A liability is recognized in the consolidated financial statements when the outcome of the legal proceedings is probable and the estimated settlement amount can be estimated reliably. Contingent assets are not recognized in the consolidated financial statements until virtually certain.

Critical Accounting Judgements in Applying the Entity's Accounting Policies

(b)    Critical Accounting Judgements in Applying the Entity’s Accounting Policies

Judgements that have the most significant effect on the amounts recognized in the Company’s consolidated financial statements are as follows:

Income Taxes

Deferred tax assets and liabilities are determined based on differences between the financial statement carrying values of assets and liabilities and their respective income tax bases (“temporary differences”) and losses carried forward. The determination of the ability of the Company to utilize tax loss carry-forwards to offset deferred tax liabilities requires management to exercise judgement and make certain assumptions about the future performance of the Company.

Management is required to assess whether it is “probable” that the Company will benefit from these prior losses and other deferred tax assets. Changes in economic conditions, metal prices and other factors could result in revisions to the estimates of the benefits to be realized or the timing of utilization of the losses.

Assessment of Impairment and Reversal of Impairment Indicators

Management applies significant judgement in assessing whether indicators of impairment or reversal of impairment exist for an asset or a group of assets which could result in a testing for impairment. Internal and external factors such as significant changes in the use of the asset, commodity prices, life of mines, tax laws or regulations in the countries that our mines operate in and interest rates are used by management in determining whether there are any indicators of impairment or reversal of previous impairments.

During the fourth quarter endedAs at December 31, 2018, the Company had determined there were indicators of potential impairment at the Lindero gold Project due to increased direct capital costs as well as increased owner and other indirect costs as a resultdue to of construction delays that extended the project completion date.  The Company performed a test of impairment based on the current life of mine plan model using a discount rate of 7.25% and long-term gold and copper prices of $1,313/oz and $7,39193/tonne.  Other assumptions that factored into the model test include forecast currency and inflation rates,, a  contingency amount, future cash operating costs and, initial and sustaining capital expenditures.  As a result, management estimated the recoverable amount of the Lindero gold Project as at December 31, 2018, determined on a fair value less cost to sellof disposal basis, and concluded that the carrying value was supportable and no impairment charge was required.  However, adverse changes in any of these assumptions in future periods may result in an impairment.

Functional Currency

The functional currency for the Company and its subsidiaries is the currency of the primary economic environment in which each operates. The Company has determined that its functional currency and that of its subsidiaries is the U.S. dollar. The determination of functional currency may require certain judgements to determine the primary economic environment. The Company reconsiders the functional currency used when there is a change in the events and conditions which determined the primary economic environment.